September 12, 2006

United States Securities and Exchange Commission

Division of Corporate Finance

100 F Street N.E.

Washington, D.C. 20549

Attention:              Mr. William Friar, Financial Analyst

Dear Mr. Friar:

Re: Enterra Systems Inc. Amendment No. 2 to Registration Statement on Form SB-2 Filed on September 12, 2006

                 Thank you for your letter dated June 30, 2006, with respect to the Registration Statement on Form SB-2/A filed by Enterra Systems Inc. (the “Company”) on May 25, 2006.

Our responses are numbered in a manner that corresponds with your comments as set out in your letter of June 30, 2006.

Private Placement and Convertible Credit Facility, page 13

1.             Please tell us how you calculated the number of shares CMMG could receive if you draw down the entire amount of the credit facility and CMMG converts the debt into units and exercises all of the common share purchase warrants.

RESPONSE: The following calculations and numbers have now been used for the calculation of shares that CMMG could receive under the Convertible Credit Facility and the numbers of shares referred to in the SB-2 have been reduced accordingly:

$2,680,074 (principal)

+105,862.92 (interest)

2,785,936.92

/ 0.91

3,061,469 units (each 1 share and 1 warrant)

3,061,469 shares

3,061,469 warrants

6,122,938 Credit Facility shares to register

6,122,938 are to be registered in the SB-2 registration statement for the conversion of the Convertible Credit Facility.

Research and Development, page 26

2.              Please revise the second and third paragraphs of this section as necessary to remove any duplicative language and clarify your intent for research and development expenses over the next 12 months.

RESPONSE: We have revised the second and third paragraphs of this section to remove the duplicative language and clarify our intent for research and development expenses over the next twelve months. The text now reads as follows:

We conduct our research and development in-house and occasionally through the use of consultants. In the fiscal year ended October 31, 2005, we spent $478,753 on research and development and none of that cost was borne by our customers. In the fiscal year ended October 31, 2004, we spent $400,419 on research and development and none of that cost was borne by our customers. In the fiscal year ended October 31, 2003, we spent $262,828 on research and development and $35,000 of that cost was borne by our customers. The amounts indicated for research and development expenses include salaries.

Our product is essentially complete however we do expect to spend about $480,000 on research and development over the next 12 months. We intend to focus our research and development for the next 12 months on feature enhancements, user interface improvements and performance increases.

Results of Operations for the fiscal years ended October 31, 2005, 2004 and 2003, page 28

3.	We have removed the second paragraph from the section entitled “Overview.”

4.              We have revised our disclosure and financial statements so that our financial statement headings and our financial statement line items are consistent.

Market For Common Equity, page 36

5. We have revised our disclosure under this section and on the cover page to read that our common stock is “not now, nor has ever been” traded on any exchange.

Financial Statements, page F1

6.             We note that you have updated your financial statements to include interim financial statements as of January 31, 2006. Please revise your filing to present interim financial statements for the comparable period ended January 31, 2005, pursuant to Item 310(b) of Regulation S-B.

RESPONSE: We have included interim financial statements as required by Item 310(b) of Regulation S-B. The financial statements have been updated to include interim financial statements for the six and three months ended April 30, 2006. The interim financial statements also include comparative figures for the six and three months ended April 30, 2005.

7.              As a related matter, please revise your filing to include MD&A disclosures comparing your financial statement results for these comparable interim periods, as required by Item 303(b)(2) of Regulation S-B.

RESPONSE: We have revised our MD&A comparing our financial statement results for these comparable interim periods, as required by Item 303(b)(2) of Regulation S-B.

8.              We note your revisions made to your filing as a result of comment 27 from our letter dated March 31, 3006. Please tell us the authoritative literature you relied upon to determine that finance fees and research and development costs should be classified as non-operating expenses. If necessary, please revise your filing accordingly.

RESPONSE: Interest and finance fees and research and development costs have been reclassified in the financial statements as operating expenses.

Footnote 2, Summary of Significant Accounting Policies

9.              We note that you primarily generate revenue from the sale of software licenses, training , maintenance fees, and hardware. Please revise to disclose what types of revenues are classified on your statements of operations on page F5 as product revenue compared to service revenue.

RESPONSE: We have revised our accounting policy note with respect to Revenue Recognition, to include the following wording:

Product Revenue includes the sale of software license for the web-based workforce management software and hardware. Service Revenue includes training, maintenance fees and fees for customer software support.

Stock-based Compensation, page F10

10.           We note your disclosure on page F10 that you adopted SFAS 123(R) on January 1, 2006. Please tell us why and revise your filing to explain why you chose to early adopt the provisions of SFAS 123(4) in the middle or your first interim reporting period rather than as of November 1, 2005, the beginning of your fiscal year. Also, please revise your filing to disclose the stock-based compensation expense you recorded as a result of your early adoption of this accounting pronouncement.

RESPONSE: The disclosure of an adoption date of January 1, 2006 was in error. Accordingly, we have revised our adoption date to November 1, 2005. We have also revised our disclosure on page F10 to include the following disclosure:

“The Company has recorded stock-based compensation expense of $5,398 in the six months ended April 30, 2006 as a result of the adoption of 123(R).”

11.           We note that you have not revised your filing to comply with comment 29 from our letter dated March 13, 2006. Please revise your filing to address this comment. (Comment 29, March 13, 2006 letter: For each period presented, please revise your stock compensation table on page F10 to include both basic and diluted earnings per share as reported and the amount of stock-based employee compensation cost included in the determination of net income as reported. Refer to paragraph 45(c) of SFA 123, as amended by SFAS 148.)

RESPONSE: In accordance with paragraph 45 (c) of SFAS 123 the stock compensation table has been revised to include basic and diluted earnings per share. Additionally, the following description has been added to the footnote:

Diluted loss per share reflects the potential dilution that could occur if securities or other contracts to issue common stock were exercised or converted into common stock. Potentially issuable common stock was not included in the calculation as their inclusion would be anti-dilutive.

Footnote 4. Long-Term Debt, page F13

12.           Please revise your table on estimated principal repayments on page F15 so that the total amount of the repayments is equal to the principal amount outstanding as of the annual period ended October 31, 2005. Please also revise to include estimated repayments as of the most recent interim period.

RESPONSE: The table on estimated principal repayments has been revised to equal the principal amount outstanding as of the annual period ended October 31, 2005 and for the most recent interim period ended April 30, 2006.

Estimated principal repayments of all long term debt are as follows for the years ending October 31:

2006	$9,408
2007	55,219
2008	157,438
2009	252,241
2010	1,396,626
$1,870,932

13.           We note your response and revisions made to your filing as a result of comment 28 from our letter dated March 31, 2006. You state that you account for finance costs in accordance with SFAS 133. We also note, based upon your response, that you believe these finance costs are similar to debt discounts and therefore should be reflected within additional paid in capital and accreted into income over the life of the debt. In the interest of helping us to more fully understand your accounting treatment for finance costs associated with your National Research Council debt, please tell us the following:

•

How your method of accounting for finance costs resulted in an increase to additional paid in capital for the years ended October 31, 2004 and 2005 but a reduction in paid in capital for three months ended January 31, 2006;

RESPONSE: Additional paid in capital is only increased when loan proceeds are received. As loan advances were received by the Company throughout the preceding years the discount on the debt, being the difference between the actual cash received and the net present value of the cash received, was recorded to additional paid in capital.

The reduction in paid in capital for the three months ended January 31, 2006 was the result of an incorrect accounting entry which occurred in those three months. The entry has now been corrected and additional paid in capital at April 30, 2006 is $88,086.

•	The specific paragraphs of SFAS 133 and its related amendments that you rely upon to determine your accounting treatment for finance costs;

RESPONSE: Our May 25, 2006 response, point #28 indicated that we relied upon APB 21. However, our revised financial statement note indicated we relied upon SFAS 133. This disclosure was incorrect. Accordingly, we have revised our filing to disclose our accounting policy for finance costs as follows:

The requirement to repay NRC 4% of the Company’s gross revenues in the future, to a maximum of 150% of loan proceeds, or CDN $210,000 represents a premium agreed to by the Company at the date of issuance of the NRC debt. In accordance with APB 21, management has determined the net present value of the debt based upon (1) an imputed interest rate of 18.99%, which represents the Company’s estimated incremental borrowing rate for a similar instrument, and (3) an estimated repayment of 150% of the loan proceeds.  The discount has been recorded as an addition to additional paid in capital and a reduction of the debt. The Company will record the debt discount and the additional 50% fee or CDN $210,000 as financing expense over management’s best estimate of the term of the debt, being full repayment by October 31, 2010, while at the same time accreting the debt back to its original face value of CDN $420,000.

•	The authoritative guidance you relied upon to record finance costs within additional paid in capital.

RESPONSE: The “imputed” finance costs (or discount) associated with the NRC debt have been recorded as a debit to the NRC debt and a credit to additional paid in capital because pursuant to APB 21, “the discount should not be classified as a deferred charge” or balance sheet “asset”.

14.           In order to help us understand your accounting treatment for finance costs associated with your CMMG credit facility and NRC debt, please provide us with sample journal entries that you recorded at inception of the debt and on a monthly basis to recognize your obligations related to principal, interests and finance costs. These sample entries should include entries that you record both to accrue for principal, interest and finance fees and to reflect the ultimate payment of these amounts when due. Please clearly distinguish between the journal entries you record for CMMG and NRC in your response.

RESPONSE:

(a)            The accounting for the NRC debt is as follows:

Enterra Systems Inc.
NRC Loan - Sample Journal Entries

On Receipt of Cash (converted at 0.8474)

dr (cr)	2003	2004	2005	2006	2007	2008	2009	2010	Total

Cash	63,618	181,498	110,792	0	0	0	0	0	355,908
Loan payable	(41,764)	(124,791)	(101,266)	0	0	0	0	0	(267,821)
Additional paid in capital	(21,854)	(56,707)	(9,526)	0	0	0	0	0	(88,087)

Sum	0	0	0	0	0	0	0	0	0

Recording of Finance Charges (converted at 0.8474)

dr (cr)	2003	2004	2005	2006	2007	2008	2009	2010	Total

Finance fee	3,514	37,099	35,493	5,771	8,915	43,000	68,045	63,629	265,467
Loan payable	(3,514)	(37,099)	(35,493)	(5,771)	(8,915)	(43,000)	(68,045)	(63,629)	(265,467)

Sum	0	0	0	0	0	0	0	0	0

On Repayment (converted at 0.8474)

dr (cr)	2003	2004	2005	2006	2007	2008	2009	2010	Total

Cash	0	0	0	0	(22,520)	(124,775)	(199,908)	(186,659)	(533,862)
Loan payable	0	0	0	0	22,520	124,775	199,908	186,659	533,862

Sum	0	0	0	0	0	0	0	0	0

(b)            The accounting for the CMMG debt is as follows

2003
Cash	$410,657
CMMG loan		$410,657
2004
Cash	$239,383
CMMG loan		$239,383
2005
Cash	$322,533
CMMG loan		$322,533

15.           It appears from your disclosures on pages 13 and F14 that you have both the intent and ability to draw upon the full amount of your $2,680,074 CMMG credit facility. Furthermore, we understand from your disclosures on page 14 that if you draw down the entire amount available under the credit facility, then the finance fee payable to CMMG (excluding principal and interest due on the credit facility) would amount to $4,020,111. Please revise to disclose the extent to which you have recorded a liability associated with the finance fee payable on your CMMG credit facility as of your most recent interim period and the reasons why or why not. Please tell us the authoritative guidance you relied upon to support your accounting.

RESPONSE: As of April 30, 2006, the Company has accrued $4,356 as finance fees payable. The Company has not accrued 150% of the principal amount borrowed, because: (1) it is only payable out of future revenues which are uncertain and unpredictable at the current state of operations; and (2) the actual finance fee, if any, which will ultimately be payable ranges from 59% to 150% of loan proceeds received. Since both the amount and timing of payment of the finance fee are dependent on future events which cannot be reasonably determined or measured, management has concluded that it is not practicable to estimate the fair value of the potential finance fee. Accordingly, the Company is and will accrue this obligation as revenues are generated in accordance with the contractual terms of the debt instrument. The authoritative guidance relied upon to support this accounting treatment is SFAS 107.

Please note that we have revised our disclosure on page 14 of the SB-2 to include the following wording:

If the Company draws down the entire amount available under the credit facility, then the finance fee will total a maximum of $4,020,111, or, in the event of a lump sum payment, the amount payable would be $1,581,244. The Company currently has no intention of electing on the lump sum payment option. As of April 30, 2006, the Company has accrued $4,356 as finance fees payable. To date the Company has not accrued any additional potential finance fee obligation because (1) it is only payable out of future revenues which are uncertain and unpredictable at the current state of operations; and (2) the actual finance fee, which will ultimately be payable ranges from 59% to 150% of loan proceeds received. Since both the amount and timing of payment of the finance fee are dependent on future events which cannot be reasonably determined or measured, management has concluded that it is not possible to estimate the fair value of the potential finance fees. Accordingly, the Company is and will accrue this obligation as revenues are generated in accordance with the contractual terms of the debt instrument.

16.           We note your disclosure on page F15 that any potential repayment of your debt to CMMG is based solely on your ability to generate revenues in the future. However, this seems inconsistent with your statements on page 13 that the finance fee is payable until you have paid the equivalent of 150% of the amount borrowed under the credit facility. Please revise your filing to clarify both the total amount of your expected obligation for finance fees on the CMMG credit facility and the timing of repayment of these fees.

RESPONSE: Please refer to our response to question #15 above.

17.          We note your response to comment 31 from our letter dated March 13, 2006 regarding your considerations of EITF 98-5 and EITF 00-27 in determining whether the conversion feature in your CMMG credit facility should be separately valued. Please tell us how you considered your October 31, 2005 private placement of 9,552,241 shares at a price of $0.035 per share in your assessment that there was no reasonable basis for determining the relative fair values of the conversion feature.

RESPONSE: In accordance with EITF 98-5 and EITF 00-27 the Company determined that the CMMG credit facility did not contain an embedded beneficial conversion feature. This was due to the fact that the conversion price was set at $0.91 per unit and the estimated fair value of the shares of common stock at the time was $0.035 per share based on the private placement of 9,552,241 shares of common stock. Accordingly, there was no intrinsic value ascribed to the conversion feature

18.           As a related matter, please tell us how you considered EITF 00-19 in determining that it was not necessary to separately value and account for the embedded conversion option as a liability with fair value changes recorded to earnings ( similar to a derivative under SFAS 133).

RESPONSE: EITF 00-19 was considered but it was determined that it is not applicable to the accounting for the underlying derivative as the fair value of the conversion option was determined to be nil, as noted in response to question #17 above.

Footnote 6. Stockholders’ Deficit, page F16

19.           We note your response and revisions made to your filing as a result of comment 34 from our letter dated March 31, 2006. If you grant options at the market price for your options, please revise your filing to remove the disclosure which states that “options are granted at market price, less permitted discounts on the grant date”.

RESPONSE: The words “less permitted discounts on the grant date” have been removed.

20.           We note your response and revisions made to your filing as a result of comments 37 and 38 from our letter dated March 13, 2006. You state that the fair value of shares issued on and shortly after October 31, 2005 to employees was based on private negotiations, which amounted to approximately $0.76 per share. We also note your private placement of 9,552,241 shares of common stock at a price of $0.035 per share on October 31, 2005, based upon private negotiations. Please tell us the authoritative literature that you relied upon to determine that your accounting treatment for both the private placement and share issuances to employees is in accordance with GAAP.

RESPONSE: The authoritative literature relied upon to determine the accounting treatment for both the private placement and share issues to employees was the “fair value method” as prescribed by SFAS 123. Further, there is no other basis for determining the fair value of the shares of this company other than what investors were prepared to pay for them at the time.

21.           As a related matter, please revise to describe each of the significant factors contributing to the difference between the price per share paid by investors in your October 31, 2005 private placement and price per share of shares issued to employees shortly before and after October 31, 2005.

RESPONSE:

Shares to Employees

For the distributions to employees, the share prices of $0.76 to $0.77 had been negotiated in December 2002 and October 2002. At that time, we had recently sold shares to a third party investor for approximately the same price, which was an influence on our share price negotiations with employees. The Company agreed to pay the employees in shares, with shares valued from $0.76 to $0.77, at a later date. These shares, promised in 2002, were not issued until various dates in 2005.

Private Placements

The private placement negotiations occurred in 2005 and the transactions were completed in October 2005. The price of those shares was $0.035. This price was negotiated with the investors and accepted by the Company because, in the opinion of management, this was the best price the Company could get at that time from the investors who had expressed an interest in investing in the Company. The Company needed to increase the amount of cash that it had on hand to continue operations. Therefore, management concluded that it was a good business decision to accept the investment at the price of $0.035 per share. The net proceeds to the Company of the private placement transactions was $334,328.

We have revised Footnote 6 to read as follows:

During the year ended October 31, 2005, 24,712 were issued in lieu of wages and bonus in the amount of $18,847 as follows: (1) on February 10, 2005, 13,604 common shares were issued to employees at a price of $0.76 each; and (2) on May 16, 2005, 11,111 common shares were issued to employees at a price of $0.76 each. All share payments to employees were previously negotiated in 2002 at prices of $0.76 to $0.77 per common share however, the shares were not issued until 2005.

On October 31, 2005, 9,552,241 common shares were issued at a price of $0.035 each, in private placements.

22.           If shares issued as part of your October 31, 2005 private placement were to related parties, please revise your filing to comply with paragraphs 2-4 of SFAS 57.

RESPONSE: There were no shares issued to related parties in the October 31, 2005 private placement.

Closing Comments

The Company acknowledges that:

•	it is responsible for the adequacy and accuracy of the disclosure in the filing;
•	staff comments or changes to disclosure in response to staff comments do not foreclose the Commission from taking any action with respect to the filing; and,
•	the Company may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

I, Richard Eppich, the filing person of the Form SB-2, acknowledge that:

•	I am responsible for the adequacy and accuracy of the disclosure in the filing;
•	staff comments or changes to disclosure in response to staff comments do not foreclose the Commission from taking any action with respect to the filing; and,
•	I may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Please find enclosed both clean and a black-lined version (four copies) of the Amended Registration Statement on Form SB-2/A. The Amended Registration Statement has also been filed on Edgar. The black-lined version of the Amended Registration Statement has been marked to show changes between the version filed on May 25, 2006 and the version filed herewith.

We look forward to the receipt of any further comments which you may have in regard to the Amended Registration Statement. Should you have any questions, please do not hesitate to contact the writer.

Yours truly,

Enterra Systems Inc.

/s/ Richard Eppich

Richard Eppich, President

cc:	Bernard Pinsky